Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 7,900	$ 4,406,561	$ (927,730)	$ 140,570	$ 727,807	$ (102,356)		$ 4,252,752
Balance, shares at Dec. 31, 2016	7,900,000
Net income (loss)					115,111			115,111
Issuance of common shares	$ 1,524	5,540,523						5,542,047
Issuance of common shares, shares	1,523,750
Collection of stock subscription receivable			827,730					827,730
Statutory Reserve				19,444	(19,444)
Foreign currency translation adjustment						410,642		410,642
Balance at Dec. 31, 2017	$ 9,424	9,947,084	(100,000)	160,014	823,474	308,286		11,148,282
Balance, shares at Dec. 31, 2017	9,423,750
Net income (loss)					(14,219,225)		(40)	(14,219,265)
Issuance of common shares for business acquisition	$ 1,093	1,051,927						1,053,020
Issuance of common shares for business acquisition, shares	1,092,912
Collection of stock subscription receivable			100,000					100,000
Foreign currency translation adjustment						(64,816)	(307)	(65,123)
Cumulative effect of adoption of ASC Topic 606					46,519			46,519
Balance at Dec. 31, 2018	$ 10,517	10,999,011		160,014	(13,349,232)	243,470	(347)	(1,936,220)
Balance, shares at Dec. 31, 2018	10,516,662
Net income (loss)					(8,625,419)		(8)	(8,625,427)
Issuance of common shares	$ 35,333	10,964,667						11,000,000
Issuance of common shares, shares	35,333,333
Disposal of noncontrolling interest							347	347
Foreign currency translation adjustment						(100,954)		(100,954)
Balance at Dec. 31, 2019	$ 45,850	$ 21,963,678		$ 160,014	$ (21,974,651)	$ 142,516	$ (8)	$ 337,407
Balance, shares at Dec. 31, 2019	45,849,995